Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between exec-utive compensation actually paid and certain financial performance of the Company. The disclosure provided in the tables below is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its named executive officer (NEO) compensation. In particular, the Company does not use any specific financial performance measure to link executive compensation actually paid to the Company’s financial performance. For further information concerning the Company’s compensa-tion philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation and Other Information – Compensation Discussion and Analysis.”

			Average Sum-	Average Com-	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	mary Compen- sation Table Total for Non- PEO NEOs(3)	pensation Actu- ally Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in thousands)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2024	658,422	751,048	331,591	364,228	$149.83	$54.56	41,460
2023	653,625	732,485	294,814	316,948	$115.30	$61.14	34,559
2022	784,410	709,683	343,584	320,209	$ 93.13	$54.24	20,699
2021	755,904	743,709	340,587	333,585	$105.57	$82.34	25,654
2020	737,854	725,259	328,431	327,440	$107.53	$103.17	46,958

(1)	The PEO in each of the applicable years is Ms. Cohen (who has served as CEO since 1994). The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Cohen, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Ms. Cohen during the applicable year. The analysis requires the need to deduct the grant date fair value of stock awards from the amount disclosed in the Summary Compensation Table and add back the year-end fair value of any stock awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company’s stock awards were historically awarded on 12/31 (i.e. the Grant Date was 12/31), this deduction and add back were the same amount for 2020, 2021 and 2022. Ms. Cohen did not receive a stock award based on performance in 2023. The grant date for stock awards based on performance in 2024 was January 2, 2025, and therefore no stock awards are reported for fiscal 2024. Thus, no amounts were deducted and added back for the years 2023 and 2024. For the remaining three years disclosed herein, the amount was $124,940 in 2022, $99,995 in 2021, and $99,926 in 2020.

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. Our non-PEO NEOs for the applicable years were as follows: David Peuse, Douglas Frederick, John MacKenzie, and Jeffery Morgan for 2024 and 2023 and David Peuse, Douglas Frederick, Richard Jeffers, and Jeffery Morgan for each of 2022, 2021 and 2020.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The analysis requires the need to deduct the grant date fair value of stock awards from the amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company’s stock awards were historically awarded on 12/31 (i.e. the Grant Date was 12/31), this deduction and add back were the same amount for 2020, 2021 and 2022. The grant date for awards based on performance in 2023 was January 2, 2024, and therefore, no stock awards are reported for fiscal 2023.

Thus, no amounts were deducted and added back for the year 2023. For the non-PEO NEOs as a group during the remaining years disclosed herein, the average amount per non-PEO NEO was $22,562 in 2024, $41,042 in 2022, $44,932 in 2021, and $29,005 in 2020

(5)	Cumulative total shareholder return (TSR) assumes $100 invested on December 31, 2019, in National Presto Industries, Inc. common stock. Total return assumes reinvestment of dividends.

(6)	Represents the weighted peer group TSR and assumes $100 invested on December 31, 2019, in the peer group companies with similar market capitalization. Total return assumes reinvestment of dividends. The peer group used for this purpose is the same peer group utilized for the stock performance graph in the applicable year’s annual report. The Company’s performance graph compares companies with a December 31 market capitalization similar to the Company. The Company adopted this approach because it was unable to reasonably identify a peer group based on its industries or lines of business. The companies represented in the peer group for each year are set forth below.

For 2024 the peer group consisted of Avanos Medical, Inc., Cantaloupe, Inc., EverQuote, Inc., Evolus, Inc., Funko, Inc., Gannett Co., Inc., HUYA, Inc., Iradimed Corporation, Inronwood Pharmaceuticals, Inc., JELD-WEN Holding, Inc., OneSpan, Inc., Shenandoah Telecommunications Company.

For 2023 the peer group consisted of AudioCodes, Ltd., Blink Charging Co., bluebird bio, Inc., Community Health Systems, Inc., Ennis, Inc., Haynes International, Inc., Heidrick & Struggles International, Inc. i3 Verticals, Inc., Interface, Inc., Kimball Electronics, Inc., P.A.M. Transportation Services, Inc., Sleep Number Corporation.

For 2022 the peer group consisted of CIRCOR International, Inc., Haverty Furniture Companies, Inc., Kezar Life Sciences, Inc., Lightwave Logic, Inc., MorphoSys AG, Nine Energy Service, Inc., Novonix Limited, Similarweb Ltd., Surmodics, Inc., trivago N.V., Tsakaos Energy Navigation Limited.

For 2021 the peer group consisted of Adaptimmune Therapeutics plc, Bioceres Crop Solutions Corp., Deciphera Pharmaceuticals, Inc., Earthstone Energy, Inc., Entravision Communications Corporation, IRadimed Corporation, Loop Industries, Inc., Pharming Group N.V., ProQR Therapeutics, N.V., RE/MAX Holdings, Inc., Taseko Mines Limited, The RMR Group, Inc.

For 2020 the peer group consisted of Arlo Technologies, Inc., Clementos Pacasmayo, S.A.A., Clearwater Paper Corporation, Dorian LPG Ltd., Frank’s International N.V., Interface, Inc., IVERIC bio, Inc., OneSmart International Education Group Limited, Rubius Therapeutics, Inc., Sohu.com Limited, SpartanNash Company, Vaxart, Inc.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name		net income
Named Executive Officers, Footnote [Text Block]

(1)	The PEO in each of the applicable years is Ms. Cohen (who has served as CEO since 1994). The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. Our non-PEO NEOs for the applicable years were as follows: David Peuse, Douglas Frederick, John MacKenzie, and Jeffery Morgan for 2024 and 2023 and David Peuse, Douglas Frederick, Richard Jeffers, and Jeffery Morgan for each of 2022, 2021 and 2020.

Peer Group Issuers, Footnote

(6)	Represents the weighted peer group TSR and assumes $100 invested on December 31, 2019, in the peer group companies with similar market capitalization. Total return assumes reinvestment of dividends. The peer group used for this purpose is the same peer group utilized for the stock performance graph in the applicable year’s annual report. The Company’s performance graph compares companies with a December 31 market capitalization similar to the Company. The Company adopted this approach because it was unable to reasonably identify a peer group based on its industries or lines of business. The companies represented in the peer group for each year are set forth below.

For 2024 the peer group consisted of Avanos Medical, Inc., Cantaloupe, Inc., EverQuote, Inc., Evolus, Inc., Funko, Inc., Gannett Co., Inc., HUYA, Inc., Iradimed Corporation, Inronwood Pharmaceuticals, Inc., JELD-WEN Holding, Inc., OneSpan, Inc., Shenandoah Telecommunications Company.

For 2023 the peer group consisted of AudioCodes, Ltd., Blink Charging Co., bluebird bio, Inc., Community Health Systems, Inc., Ennis, Inc., Haynes International, Inc., Heidrick & Struggles International, Inc. i3 Verticals, Inc., Interface, Inc., Kimball Electronics, Inc., P.A.M. Transportation Services, Inc., Sleep Number Corporation.

For 2022 the peer group consisted of CIRCOR International, Inc., Haverty Furniture Companies, Inc., Kezar Life Sciences, Inc., Lightwave Logic, Inc., MorphoSys AG, Nine Energy Service, Inc., Novonix Limited, Similarweb Ltd., Surmodics, Inc., trivago N.V., Tsakaos Energy Navigation Limited.

For 2021 the peer group consisted of Adaptimmune Therapeutics plc, Bioceres Crop Solutions Corp., Deciphera Pharmaceuticals, Inc., Earthstone Energy, Inc., Entravision Communications Corporation, IRadimed Corporation, Loop Industries, Inc., Pharming Group N.V., ProQR Therapeutics, N.V., RE/MAX Holdings, Inc., Taseko Mines Limited, The RMR Group, Inc.

For 2020 the peer group consisted of Arlo Technologies, Inc., Clementos Pacasmayo, S.A.A., Clearwater Paper Corporation, Dorian LPG Ltd., Frank’s International N.V., Interface, Inc., IVERIC bio, Inc., OneSmart International Education Group Limited, Rubius Therapeutics, Inc., Sohu.com Limited, SpartanNash Company, Vaxart, Inc.

PEO Total Compensation Amount	[1]	$ 658,422	$ 653,625	$ 784,410	$ 755,904	$ 737,854
PEO Actually Paid Compensation Amount	[2]	$ 751,048	732,485	709,683	743,709	725,259
Adjustment To PEO Compensation, Footnote

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Cohen, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Ms. Cohen during the applicable year. The analysis requires the need to deduct the grant date fair value of stock awards from the amount disclosed in the Summary Compensation Table and add back the year-end fair value of any stock awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company’s stock awards were historically awarded on 12/31 (i.e. the Grant Date was 12/31), this deduction and add back were the same amount for 2020, 2021 and 2022. Ms. Cohen did not receive a stock award based on performance in 2023. The grant date for stock awards based on performance in 2024 was January 2, 2025, and therefore no stock awards are reported for fiscal 2024. Thus, no amounts were deducted and added back for the years 2023 and 2024. For the remaining three years disclosed herein, the amount was $124,940 in 2022, $99,995 in 2021, and $99,926 in 2020.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 331,591	294,814	343,584	340,587	328,431
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 364,228	316,948	320,209	333,585	327,440
Adjustment to Non-PEO NEO Compensation Footnote

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The analysis requires the need to deduct the grant date fair value of stock awards from the amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company’s stock awards were historically awarded on 12/31 (i.e. the Grant Date was 12/31), this deduction and add back were the same amount for 2020, 2021 and 2022. The grant date for awards based on performance in 2023 was January 2, 2024, and therefore, no stock awards are reported for fiscal 2023.

Thus, no amounts were deducted and added back for the year 2023. For the non-PEO NEOs as a group during the remaining years disclosed herein, the average amount per non-PEO NEO was $22,562 in 2024, $41,042 in 2022, $44,932 in 2021, and $29,005 in 2020

Compensation Actually Paid vs. Total Shareholder Return		Relationship Between Compensation Actually Paid (CAP) and Performance
Compensation Actually Paid vs. Net Income

As described in greater detail in “Executive Compensation and Other Information – Compensation Discussion and Analysis,” the Company’s executive compensation program considers a variety of attributes. The factors that the Compensation Committee deems relevant for both our long- term and short-term incentive awards are selected based on objectives of providing a competitive total compensation program that enables the Company to attract, retain and motivate executive management employees, align the interests of the named executive officers with the interests of our stockholders, and reward individual performance. However, the Company does not use net income or any other financial performance measure as a proxy for the overall performance of the Company and, it does not base any specific element of executive compensation on TSR, net income or any other specific financial performance measure.

Total Shareholder Return Vs Peer Group		Relationship Between Compensation Actually Paid (CAP) and Performance
Total Shareholder Return Amount	[5]	$ 149.83	115.30	93.13	105.57	107.53
Peer Group Total Shareholder Return Amount	[6]	54.56	61.14	54.24	82.34	103.17
Net Income (Loss) Attributable to Parent	[7]	41,460,000	34,559,000	20,699,000	25,654,000	46,958,000
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 124,940	$ 99,995	$ 99,926
PEO [Member] | Maryjo Cohen
Pay vs Performance Disclosure [Table]
PEO Name		Ms. Cohen	Ms. Cohen	Ms. Cohen	Ms. Cohen	Ms. Cohen
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 22,562	$ 0	$ 41,042	$ 44,932	$ 29,005
Non-PEO NEO [Member] | David J. Peuse
Pay vs Performance Disclosure [Table]
PEO Name		David Peuse	David Peuse	David Peuse	David Peuse	David Peuse
Non-PEO NEO [Member] | Douglas J. Frederick
Pay vs Performance Disclosure [Table]
PEO Name		Douglas Frederick	Douglas Frederick	Douglas Frederick	Douglas Frederick	Douglas Frederick
Non-PEO NEO [Member] | John R. MacKenzie
Pay vs Performance Disclosure [Table]
PEO Name		John MacKenzie	John MacKenzie
Non-PEO NEO [Member] | Jeffery A. Morgan
Pay vs Performance Disclosure [Table]
PEO Name		Jeffery Morgan	Jeffery Morgan	Jeffery Morgan	Jeffery Morgan	Jeffery Morgan
Non-PEO NEO [Member] | Richard L. Jeffers
Pay vs Performance Disclosure [Table]
PEO Name				Richard Jeffers	Richard Jeffers	Richard Jeffers

[1]	The PEO in each of the applicable years is Ms. Cohen (who has served as CEO since 1994). The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Cohen for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation and Other Information – Summary Compensation Table.”
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Cohen, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Ms. Cohen during the applicable year. The analysis requires the need to deduct the grant date fair value of stock awards from the amount disclosed in the Summary Compensation Table and add back the year-end fair value of any stock awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company’s stock awards were historically awarded on 12/31 (i.e. the Grant Date was 12/31), this deduction and add back were the same amount for 2020, 2021 and 2022. Ms. Cohen did not receive a stock award based on performance in 2023. The grant date for stock awards based on performance in 2024 was January 2, 2025, and therefore no stock awards are reported for fiscal 2024. Thus, no amounts were deducted and added back for the years 2023 and 2024. For the remaining three years disclosed herein, the amount was $124,940 in 2022, $99,995 in 2021, and $99,926 in 2020.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. Our non-PEO NEOs for the applicable years were as follows: David Peuse, Douglas Frederick, John MacKenzie, and Jeffery Morgan for 2024 and 2023 and David Peuse, Douglas Frederick, Richard Jeffers, and Jeffery Morgan for each of 2022, 2021 and 2020.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The analysis requires the need to deduct the grant date fair value of stock awards from the amount disclosed in the Summary Compensation Table and add back the year-end fair value of any awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year. Since the Company’s stock awards were historically awarded on 12/31 (i.e. the Grant Date was 12/31), this deduction and add back were the same amount for 2020, 2021 and 2022. The grant date for awards based on performance in 2023 was January 2, 2024, and therefore, no stock awards are reported for fiscal 2023. Thus, no amounts were deducted and added back for the year 2023. For the non-PEO NEOs as a group during the remaining years disclosed herein, the average amount per non-PEO NEO was $22,562 in 2024, $41,042 in 2022, $44,932 in 2021, and $29,005 in 2020
[5]	Cumulative total shareholder return (TSR) assumes $100 invested on December 31, 2019, in National Presto Industries, Inc. common stock. Total return assumes reinvestment of dividends.
[6]	Represents the weighted peer group TSR and assumes $100 invested on December 31, 2019, in the peer group companies with similar market capitalization. Total return assumes reinvestment of dividends. The peer group used for this purpose is the same peer group utilized for the stock performance graph in the applicable year’s annual report. The Company’s performance graph compares companies with a December 31 market capitalization similar to the Company. The Company adopted this approach because it was unable to reasonably identify a peer group based on its industries or lines of business. The companies represented in the peer group for each year are set forth below.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.